                                             UAM Funds
                                             Funds for the Informed Investor(SM)

IRA Capital Preservation Portfolio
Semi-Annual Report                                                April 30, 2000


                                                                          UAM(R)

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter.....................................................   1

Portfolio of Investments.................................................   4

Statement of Assets and Liabilities......................................  10

Statement of Operations..................................................  11

Statement of Changes in Net Assets.......................................  12

Financial Highlights.....................................................  13

Notes to Financial Statements............................................  14

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

May 15, 2000


Dear Shareholders:

We are pleased to present you with our second report for the UAM: IRA Capital Preservation Portfolio (known as the Dwight Capital Preservation Portfolio previous to March 1, 2000), providing an overview of the market and an analysis and evaluation of the portfolio. This portfolio, which opened on August 31, 1999, is the third retail mutual fund to make use of wrapper agreements to seek stability of the daily net asset value per share. The portfolio is offered exclusively to IRA and Keogh Plan investors and is the first fund of its type to be offered through major mutual fund supermarkets.

Economic and Market Conditions

There were several significant factors affecting the U.S. fixed income markets over the last six months. A bulging budget surplus and election-year political rhetoric manifested in a sweeping buyback program now being conducted by the U.S. Treasury. In an effort to reduce outstanding debt and lower the average interest rate paid by the government on the bonds it has issued, the U.S. Treasury has focused the bulk of its purchases on longer dated Treasuries, causing supply to dwindle and prices to rise. Meanwhile, as economic data hinted at increased risks of inflation, the Federal Reserve hiked rates by 25 basis points at three Federal Open Market Committee meetings during the period, increasing the Fed Funds rate from 5.25% to 6.00%. The yields for short and medium term Treasuries rose during the period and, with the erosion of Y2K fears, spreads in almost all sectors of fixed income began widening causing a decline in prices for many bond investments.

With that backdrop, the Treasury yield curve inverted in January and has recently become more extreme with a focal point at the two-year maturity, a sign of perceived continual tightening by the Federal Reserve. We believe that going forward as volatility subsides, the spread products, which are the primary investment of the UAM: IRA Capital Preservation Portfolio, should provide excess returns over Treasury securities. We continue to believe that institutional investors have invested cautiously during the period and have additional capacity for fixed income investments. Therefore, the portfolio will maintain its commitment to spread product and new deposits will be immediately invested within our approved Triple-A sectors.

Investment Review

The portfolio was able to meet one of its primary objectives of preserving principal and maintaining a stable net asset value per share with its NAV

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

remaining steady at $10 per share every day since inception. The portfolio is well diversified across the major sectors of the Triple-A rated fixed income market. The small size of the portfolio has required the purchase of odd-lot securities, which are generally offered at reduced prices from round-lots. With interest rates continuing to rise, plus the ability to buy bonds at cheaper than normal prices due to size, the portfolio continues to purchase assets at attractive yields. At this time, the portfolio has one wrapper agreement in place, which has served to successfully maintain a stable daily net asset value per share. Throughout the period, the average credit quality of the total portfolio remained at a solid AAA/Aaa as measured by Standard & Poor's Rating Group and Moody's Investors Service respectively. During the period, we shortened the portfolio duration to 2.65 years as of April 30, 2000 to provide a stable return that will track market interest rates.

Investment Performance

While the quarter was marked with volatility and conflicting economic data, stable value investors continued to realize consistent positive returns. Since the portfolio has not been in operation for a full year, the performance is being reported for the six-month period from November 1, 1999 through April 30, 2000 and since its inception of August 31, 1999. The portfolio exceeded its benchmark, the Ryan 5 Year Master GIC Index, during the six-month period and since inception. Since the portfolio seeks a level of current income higher than that of money market funds, we are pleased to report that the portfolio also outperformed the IBC Money Market Index by a significant margin during the period and since inception. The performance of the portfolio (net of 1.00% expenses) versus these indices follows:

                             IRA Capital
                            Preservation     Ryan 5 Year      IBC Money Market
                             Portfolio     Master GIC Index        Index
                            -----------    ---------------    ---------------
6 Months as of 4/30/00          3.26%              3.20%              2.61%
Since inception, 8/31/99        4.41%              4.30%              3.42%

We will continue to invest the portfolio in the highest quality debt securities combined with wrapper agreements to help stabilize the share price. With our long-term perspective, stable value management experience and conservative investment strategy, we seek to provide you with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

We thank you for your support of the UAM: IRA Capital Preservation Portfolio and look forward to continuing to serve your retirement investment needs into the future.

Sincerely,


/s/ Laura P. Dagan

Laura P. Dagan
Portfolio Manager

   All performance presented in this report is historical and should not be construed as a guarantee of future results. While this portfolio is not a Money
 Market fund, it does seek to maintain a stable NAV through the use of wrapper agreements. There can be no assurance that the portfolio will meet its stated
   objectives and maintain a stable NAV. If the portfolio does not meet its objectives or is unable to purchase wrapper agreements, there can be no assurance that the principal value of an investment will not fluctuate.
Subsequently, an investor's shares may be worth more or less than the original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                       Definition of Comparative Indices
                       ---------------------------------

IBC's Money Fund Average/All Taxable is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Ryan Labs 5 Year GIC Master Index is an unmanaged index with an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
RESIDENTIAL MORTGAGES-AGENCY - 35.1%

                                                                                                 Face
                                                                                                Amount         Value
                                                                                              ----------    ----------
Federal Home Loan Mortgage Corporation
   8.750%, 12/01/08........................................................................   $   39,515   $    40,675
   6.300%, 06/25/13........................................................................       23,683        23,574
   5.900%, 03/25/24........................................................................      250,000       244,777
   7.500%, 07/01/27........................................................................       46,432        45,489
   7.160%, 07/25/29........................................................................      112,000       106,980
  Federal National Mortgage Association Pool #175261
   8.000%, 11/01/01........................................................................       35,717        36,085
  Federal National Mortgage Association Pool #253138
   10.000%, 02/01/19.......................................................................      163,861       173,230
  Federal National Mortgage Association Pool #253137
   9.500%, 09/01/24........................................................................      194,665       204,331
  Federal National Mortgage Association Pool #253136
   9.000%, 04/01/25........................................................................      208,248       213,908
  Federal National Mortgage Association Pool #372602
   8.500%, 06/01/25........................................................................      144,949       146,987
  Federal National Mortgage Association Pool #524217
   8.500%, 07/01/26........................................................................      407,984       414,142
  Federal National Mortgage Association Pool #253002
   9.000%, 07/01/26........................................................................      380,330       391,816
  Federal National Mortgage Association Pool #529306
   8.500%, 08/01/26........................................................................      212,579       215,788
  Federal National Mortgage Association Ser 1999-W5, Cl A5
   6.470%, 02/25/29........................................................................    1,000,000       899,353
  Federal National Mortgage Association Pool #495062
   7.000%, 05/01/29........................................................................      182,710       174,773
  Federal National Mortgage Association Pool #253000
   8.000%, 10/01/29........................................................................    1,630,721     1,630,783
  Federal National Mortgage Association Ser 1990-35, Cl E
   9.500%, 04/25/20........................................................................       87,132        90,956
  Federal National Mortgage Association Ser 1997-88, Cl B
   9.000%, 11/18/24........................................................................      986,363     1,016,989
  Residential Asset Securitization Trust 98-A12  A5
   6.750%, 11/25/28........................................................................       50,595        48,791
                                                                                                            ----------
  TOTAL RESIDENTIAL MORTGAGES-AGENCY
  (Cost $6,148,166)........................................................................                  6,119,427
                                                                                                            ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 COMMERCIAL MORTGAGES-AGENCY -- 8.0%


                                                                                                     Face
                                                                                                    Amount        Value
                                                                                                    ------        -----
  Allied Capital Commercial Mortgage Trust, Ser 1998-1, Cl A
     6.310%, 09/25/03..........................................................................  $  378,437   $   369,726
  FMAC Loan Receivables Trust, Ser 1998-A, Cl A2
     6.500%, 09/15/20..........................................................................      36,227        33,538
  Midland Realty Acceptance Corporate CMO, Ser 1996-C2, Cl A2
     7.233%, 01/25/29..........................................................................      35,000        34,093
  Merrill Lynch Mortgage Investors, Ser 1998-Cl, A1
     6.310%, 11/15/26..........................................................................     171,499       164,370
  Morgan Stanley Capital I, Ser 1999-Life, Cl  A1
     6.970%, 10/15/08..........................................................................     329,791       320,175
  Nomura Asset Securities Corporation, Ser 1994-MD1, Cl A1B
     7.704%, 03/15/18..........................................................................     119,698       119,894
  Prudential Securities Secured Financing, Ser 1995-MCF2, Cl A2
     6.840%, 12/26/22..........................................................................     200,000       189,500
  Prudential Securities Secured Financing, Ser 1999-C2, Cl A2
     7.193%, 04/15/09..........................................................................     155,000       151,520
                                                                                                               ----------
  TOTAL COMMERCIAL MORTGAGES-AGENCY
     (Cost $1,380,140).........................................................................                 1,382,816
                                                                                                               ----------
 ASSET-BACKED SECURITIES -- 41.5%

AUTO -- 8.8%
  Fasco Auto Trust, Ser 1996-1, Cl A
     6.650%, 11/15/01..........................................................................      65,451        65,254
  FELCO Funding II LLC, Ser 2000-1, Cl A4
     7.720%, 12/15/05..........................................................................     500,000       503,594
  Ford Credit Auto Loan Master Trust, Ser 1995-1, Cl A
     6.500%, 08/15/02..........................................................................      40,000        39,977
  Ford Credit Auto Owner Trust, Ser 1999-B, Cl A4
     5.800%, 06/15/02..........................................................................     109,000       107,810
  Honda Auto Lease Trust, Ser 1999-A, Cl A4
     6.450%, 09/16/02..........................................................................      35,000        34,677
  ONYX Acceptance Auto Trust, Ser 1998-1, Cl A
     5.950%, 07/15/04..........................................................................     328,617       325,015
  Provident Auto Lease ABS Trust, Ser 1999-1, Cl A3
     7.260%, 01/14/12..........................................................................     349,890       349,103
  Toyota Auto Lease Trust, Ser 1997-A, Cl A2
     6.350%, 04/26/04..........................................................................     110,000       109,780
                                                                                                               ----------
                                                                                                                1,535,210
                                                                                                               ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES -- (Continued)

                                                                                                     Face
                                                                                                    Amount        Value
                                                                                                    ------        -----
BOATS -- 0.2%
  CIT Marine Trust, Ser 1999-A, Cl A4
     6.250%, 11/15/19..........................................................................  $   35,000   $    32,184
                                                                                                               ----------
CONSUMER LENDING -- 2.2%
  Citibank Credit Card Master Trust I, Ser  1998-1, Cl A
     5.750%, 01/15/03..........................................................................     175,000       173,530
  Green Tree Construction Trust, Ser 1998-A, Cl A1C
     6.180%, 06/15/19..........................................................................     123,767       120,600
  J.C. Penney Master Credit Card Trust C A
     9.625%, 06/15/00..........................................................................      30,000        29,999
  Sears Credit Account Master Trust, Ser 1998-2, Cl A
     5.250%, 10/16/08..........................................................................      65,000        60,849
                                                                                                               ----------
                                                                                                                  384,978
                                                                                                               ----------
EQUIPMENT LEASE -- 4.0%
  Chase Equipment Loan Trust, Ser 1997-A, Cl A3
     6.450%, 03/15/04..........................................................................     220,536       220,146
  CNH Equipment Trust, Ser 2000-A, Cl A2
     6.800%, 08/15/03..........................................................................     125,000       124,282
  Heller Equipment Asset Receivables Trust, Ser 1999-2, Cl A4
     6.790%, 03/14/07..........................................................................     355,000       347,470
                                                                                                               ----------
                                                                                                                  691,898
                                                                                                               ----------
STRUCTURED COST -- 0.0%
  California Infrastructure PG&E-1, Ser 1997-1, Cl A3
     6.150%, 06/25/02..........................................................................       5,334         5,328
                                                                                                               ----------
MANUFACTURED HOUSING -- 1.2%
  Green Tree Financial, Ser 1999-1, Cl A5
     6.110%, 09/01/23..........................................................................      80,000        71,598
  Oakwood Mortgage Investors, Ser 1998-B, Cl A4
     6.350%, 03/15/17..........................................................................      50,000        47,476
  Vanderbilt Mortgage Finance, Ser 1999-C, Cl 1A3
     7.385%, 01/07/20..........................................................................      95,000        92,393
                                                                                                               ----------
                                                                                                                  211,467
                                                                                                               ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES -- (Continued)

                                                                                                     Face
                                                                                                    Amount        Value
                                                                                                    ------        -----
RECREATION VEHICLES -- 1.5%
  BankBoston RV Asset Backed Trust, Ser 1997-1, Cl A5
     6.350%, 10/15/05..........................................................................  $   29,240   $    29,164
  BankBoston RV Trust, Ser 1997-1, Cl A8
     6.540%, 02/15/09..........................................................................      25,000        24,683
  Fleetwood Credit Corp. Grantor Trust, Ser 1997-B, Cl A
     6.400%, 05/15/13..........................................................................     210,556       208,366
                                                                                                               ----------
                                                                                                                  262,213
                                                                                                               ----------
HOME EQUITY LOANS -- 18.7%
  Advanta Home Equity Loan Trust, Ser 1993-1, Cl A2
     5.950%, 05/25/09..........................................................................     112,291       106,570
  Advanta Mortgage Loan Trust, Ser 1993-3, Cl A3
     4.750%, 02/25/10..........................................................................      48,839        48,078
  Advanta Mortgage Loan Trust, Ser 1997-4, Cl A4
     6.660%, 03/25/22..........................................................................      35,000        33,939
  Advanta Mortgage Loan Trust, Ser 1999-2, Cl A6
     6.820%, 05/25/29..........................................................................     375,000       356,070
  AFC Home Equity Loan Trust, Ser 1997-2, Cl 1A4
     7.040%, 06/25/27..........................................................................      49,013        48,695
  Conseco Finance, Ser 1999-H, Cl AF5
     7.600%, 12/15/29..........................................................................     320,000       310,966
  Countrywide Asset Backed Certificates, Ser 1999-2, 1 AF 4
     6.780%, 11/25/27..........................................................................     415,000       392,851
  Delta Funding Home Equity Loan Trust, Ser 1997-1, Cl A6
     7.210%, 04/25/29..........................................................................      50,000        49,108
  EQCC Home Equity Loan Trust, Ser 1999-1, Cl A3F
     5.915%, 11/20/24..........................................................................      35,000        33,575
  GE Capital Mortgage Services, Ser 1999-HE1, Cl A2
     5.905%, 10/25/13..........................................................................      55,000        54,154
  Green Tree Home Equity Loan Trust, Ser 1999-C, Cl A3
     6.770%, 07/15/30..........................................................................     240,000       234,734
  Indymac Home Equity Loan Asset Backed Trust, Ser 1999-A, Cl AF
     6.540%, 04/25/29..........................................................................     112,869       109,214
  Residential Asset Securities Corporation, Ser 1998-KS2, Cl A9
     6.415%, 07/25/29..........................................................................     430,000       408,143
  Residential Asset Securities Corporation, Ser 1998-KS3, Cl AI3
     5.910%, 08/25/22..........................................................................      30,000        29,088
  Residential Asset Securities Corporation, Ser 1999-KS2, Cl AI7
     7.390%, 06/25/28..........................................................................      35,000        34,041
  Residential Asset Securities Corporation, Ser 1999-KS3, Cl A2
     7.075%, 09/25/20..........................................................................     150,000       148,458

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES -- (Continued)

                                                                                                     Face
                                                                                                    Amount        Value
                                                                                                    ------        -----
  Saxon Asset Securities, Ser 1998-4 , Cl AF5
     6.930%, 01/25/30..........................................................................  $   75,000   $    67,861
  Saxon Asset Securities, Ser 1999-2, Cl AF4
     6.445%, 08/25/26..........................................................................     130,000       122,080
  Saxon Asset Securities, Ser 1999-3, Cl AF4
     7.550%, 10/25/26..........................................................................      40,000        39,194
  The Money Store Home Equity Trust, Ser 1997-C, Cl AH6
     6.750%, 08/15/15..........................................................................      50,000        49,325
  The Money Store Home Equity Trust, Ser 1997-B, Cl A5
     6.825%, 07/15/21..........................................................................     104,118       103,846
  UCFC Home Equity Loan, Ser 1994-A, Cl A3
     6.100%, 07/10/18..........................................................................      44,148        43,762
  UCFC Home Equity Loan, Ser 1997-A1, Cl A4
     7.130%, 04/15/18..........................................................................     150,000       149,682
  UCFC Home Equity Loan, Ser 1998-A, Cl A3
     6.255%, 01/15/18..........................................................................      65,000        63,399
  UCFC Home Equity Loan, Ser 1998-C, Cl A7
     5.935%, 01/15/30..........................................................................      65,000        58,679
  UCFC Home Equity Loan, Ser 1998-D, Cl AF1
     6.105%, 04/15/13..........................................................................     161,270       160,652
                                                                                                               ----------
                                                                                                                3,256,164
                                                                                                               ----------
CORPORATES/YANKEES -- 4.9%
  Pemex Finance LTD 1A1 A1
     5.720%, 11/15/03..........................................................................     530,738       514,306
  Pemex Finance LTD 1A1 A2
     6.300%, 05/15/10..........................................................................     300,000       270,690
  Pemex Finance LTD 2A1 A1
     6.125%, 11/15/03..........................................................................      70,000        67,813
                                                                                                               ----------
                                                                                                                  852,809
                                                                                                               ----------
  TOTAL ASSET-BACKED SECURITIES
     (Cost $7,185,709).........................................................................                 7,232,251
                                                                                                               ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 SHORT TERM INVESTMENTS -- 15.5%


                                                                                                    Shares        Value
                                                                                                    ------        -----
 REPURCHASE AGREEMENTS -- 15.5%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
     due 05/01/00, to be repurchased at $1,667,785,
     collateralized by $1,826,947 of a U.S. Treasury Note
     valued at $1,667,037......................................................................   1,667,000   $ 1,667,000
  Chase Securities, Inc. 5.65%, dated 04/28/00,
     due 05/01/00, to be repurchased at $1,037,488,
     collateralized by $1,136,499 of a U.S. Treasury Note
     valued at $1,037,023 (b)..................................................................   1,037,000     1,037,000
                                                                                                              -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $2,704,000).........................................................................                 2,704,000
                                                                                                              -----------
  TOTAL INVESTMENTS -- 100.1%
     (Cost $17,418,015) (a)....................................................................                17,438,494
                                                                                                              -----------
 WRAPPER AGREEMENTS -- (0.1%)

  CDC Financial Products*+.....................................................................                    (8,371)
                                                                                                              -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.0%....................................................                    (3,580)
                                                                                                              -----------
  TOTAL NET ASSETS -- 100.0%...................................................................               $17,426,543
                                                                                                              ===========

  * The Wrapper Agreement obligates the Wrap provider to maintain the book value of a portion of the portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specific events.
 +   Fair-valued security
 Cl  Class
 Ser Series
 (a) The cost for federal income tax purposes was $17,418,015. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $20,479. This consisted of aggregate gross unrealized appreciation for all securities of $79,794, and aggregate gross unrealized depreciation for all securities of $59,315.
 (b) Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note A.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  IRA CAPITAL PRESERVATION PORTFOLIO
                                           APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost...........................................................................    $14,714,015
                                                                                                   ===========
Investments, at Value -- Note A................................................................    $14,734,494
Repurchase Agreements, at Value -- Note A (Cost $2,704,000)....................................      2,704,000
Cash...........................................................................................        147,780
Receivable for Portfolio Shares Sold...........................................................        215,500
Principal and Interest Receivable..............................................................         94,323
Receivable due from Investment Adviser -- Note B...............................................          1,327
Other Assets...................................................................................         17,201
                                                                                                   -----------
     Total Assets..............................................................................     17,914,625
                                                                                                   -----------
Liabilities
Investment Securities Purchased................................................................        457,250
Payable for Administrative Fees -- Note C......................................................          6,901
Payable for Custodian Fees -- Note D...........................................................          1,968
Payable to Wrapper Provider....................................................................          8,371
Payable for Trustees' Fees -- Note G...........................................................            161
Other Liabilities..............................................................................         13,431
                                                                                                   -----------
     Total Liabilities.........................................................................        488,082
                                                                                                   -----------
Net Assets.....................................................................................    $17,426,543
                                                                                                   ===========
Net Assets Consist of:
Paid in Capital................................................................................    $17,426,543
Unrealized Appreciation on Investments.........................................................         20,479
Unrealized Depreciation on Wrapper Agreement...................................................        (28,857)
Accumulated Net Realized Gain on Investments...................................................          8,378
                                                                                                   -----------
Net Assets.....................................................................................    $17,426,543
                                                                                                   ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
     (Unlimited Shares Authorized).............................................................      1,742,629
Net Asset Value, Offering and Redemption Price Per Share.......................................         $10.00
                                                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Interest...........................................................    $367,430
Crediting Rate Interest............................................      19,854
                                                                       --------
 Total Income......................................................     387,284
                                                                       --------
Expenses
Administrative Fees -- Note C......................................      41,420
Investment Advisory Fees -- Note B.................................      26,109
Wrapper Fees.......................................................       9,931
Audit Fees.........................................................       7,979
Registration and Filing Fees.......................................       7,617
Printing Fees......................................................       5,152
Custodian Fees -- Note D...........................................       2,930
Trustees' Fees -- Note G...........................................       1,196
Other Expenses.....................................................       5,966
Investment Advisory Fees Waived -- Note B..........................     (26,109)
Expenses assumed by the Advisor -- Note B..........................     (28,518)
                                                                       --------
  Net Expenses Before Expense Offset...............................      53,673
                                                                       --------
Expense Offset.....................................................      (1,456)
                                                                       --------
  Net Expenses After Expense Offset................................      52,217
                                                                       --------

Net Investment Income..............................................     335,067
                                                                       --------
Net Realized Gain on Investments...................................       5,956
                                                                       --------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments......................................................      10,675
  Wrapper Agreement................................................     (16,631)
                                                                       --------
Net Change in Unrealized Appreciation (Depreciation)...............      (5,956)
                                                                       --------
Net Gain (Loss) on Investments and Wrapper Agreement...............          --
                                                                       --------
Net Increase in Net Assets Resulting from Operations...............    $335,067
                                                                       ========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months     August 31, 1999*
                                                                            Ended              to
                                                                       April 30, 2000     October 31,
                                                                         (Unaudited)          1999
                                                                       ---------------  ----------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income................................................    $   335,067          $  5,458
 Net Realized Gain....................................................          5,956             2,422
 Net Change in Unrealized Appreciation (Depreciation).................         (5,956)           (2,422)
                                                                        -------------        ----------
 Net Increase in Net Assets Resulting from Operations.................        335,067             5,458
                                                                        -------------        ----------
Distributions:
     Net Investment Income............................................       (335,067)           (5,458)
                                                                        -------------        ----------
Capital Share Transactions (1):
 Issued...............................................................     16,314,063           861,371
 In Lieu of Cash Distributions........................................        317,051             5,458
 Redeemed.............................................................        (71,400)               --
                                                                        -------------        ----------
 Net Increase from Capital Share Transactions.........................     16,559,714           866,829
                                                                        -------------        ----------
      Total Increase..................................................     16,559,714           866,829
Net Assets:
 Beginning of Period..................................................        866,829                --
                                                                        -------------        ----------
 End of Period (including undistributed net investment
 income of $0 and $0).................................................    $17,426,543          $866,829
                                                                        =============        ==========
(1) Shares Issued and Redeemed
Shares Issued.........................................................      1,631,406            86,137
     In Lieu of Cash Distributions....................................         31,705               546
     Shares Redeemed..................................................         (7,165)               --
                                                                        -------------        ----------
 Net Increase in Shares Outstanding...................................      1,655,946            86,683
                                                                        =============        ==========

* Commencement of operations


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period

                                                           Six Months       August 31, 1999***
                                                              Ended               to
                                                         April 30, 2000       October 31,
                                                           (Unaudited)           1999
                                                         ---------------   ----------------
Net Asset Value, Beginning of Period........................   $   10.00           $  10.00
                                                               ---------           --------
Income from Investment Operations:
   Net Investment Income....................................        0.32               0.11
                                                               ---------           --------
   Total from Investment Operations.........................        0.32               0.11
                                                               ---------           --------
Distributions:
   Net Investment Income:...................................       (0.32)             (0.11)
                                                               ---------           --------
Net Asset Value, End of Period..............................   $   10.00           $  10.00
                                                               =========           ========
Total Return+...............................................        3.26%**            1.12%**
                                                               =========           ========
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)....................   $  17,427           $    867
   Ratio of Expenses to Average Net Assets..................        1.03%*             1.00%*
   Ratio of Net Investment Income to Average Net Assets.....        6.44%*             6.67%*
   Portfolio Turnover Rate..................................          19%               137%

   *  Annualized
  **  Not annualized
 ***  Commencement of operations
   + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRA Capital Preservation Portfolio, formerly the Dwight Capital Preservation Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share
(NAV).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities, including the Wrapper Agreement, for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the credit worthiness and the ability of Wrap Providers to pay amounts due under the Wrapper Agreements.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Wrapper Agreements: The Portfolio may enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect the Portfolio from investment losses and under most circumstances permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

          Pursuant to the terms of the Wrapper Agreement, the investment adviser will manage the Portfolio's securities to have an overall duration between
     1.5 and 4.0 years. In addition, the terms of the Wrapper Agreement require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreement, the Portfolio will pay the Wrap Provider an annual fee of 0.21% of the Wrapper Agreement book value balance.

          The crediting rate used in computing book value is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrap Provider based on fluctuations in the market value of the covered assets. The premium due wrapper providers are offset against interest earned and thus reduce the crediting rate. The crediting rate is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
          A default by the issuer of a Portfolio security or a Wrap Provider on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

          5. Distributions to Shareholders: The Portfolio will declare daily and distribute monthly substantially all of its net investment income. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and net operating losses.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the six months ended April 30, 2000, the Administrator was paid $41,420, of which $18,215 was paid to SEI for their services, $5,475 to DST for their services, and $4,339 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $8,361,712 and sales of $1,184,680 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $5,538,284 and $239,920, respectively.

     H. Other: The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. There were no redemption fees retained.

     At April 30, 2000, two record shareholders owned 79.7% of the aggregate total shares outstanding of the Portfolio.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees
Norton H. Reamer                                  William H. Park
Trustee, President and Chairman                   Vice President

John T. Bennett, Jr.                              Gary L. French
Trustee                                           Treasurer

Nancy J. Dunn                                     Robert R. Flaherty
Trustee                                           Assistant Treasurer

Philip D. English                                 Robert J. Della Croce
Trustee                                           Assistant Treasurer

William A. Humenuk                                Martin J. Wolin, Esq.
Trustee                                           Secretary

James P. Pappas                                   Theresa DelVecchio
Trustee                                           Assistant Secretary

Peter M. Whitman, Jr.
Trustee

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dwight Asset Management Company
125 College Street
Burlington, VT 05402

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                   ----------------------------------------
                                     This report has been prepared for
                                     shareholders and may be distributed
                                     to others only if preceded or
                                     accompanied by a current prospectus.

                                   ----------------------------------------